Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Accounts Receivable and Accrued Revenues

13. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at December 31,	2024	2023
Trade and Accruals	2,378	2,722
Prepaids and Deposits	187	242
Joint Operations Receivables	40	49
Other	9	22
	2,614	3,035